Fair Value of Financial Instruments - Non-Recurring Measurements (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		$ 135,992	$ 163,412
Restricted cash		5,386	13,480
Loan receivable from affiliate companies		23,008	16,474
Long-term receivable from affiliate companies		11,105	0
Capital lease obligations, including current portion		(17,617)	(20,649)
Senior and ship mortgage notes		(974,170)	(735,002)
Long-term debt, including current portion		(308,080)	(233,526)
Loan payable to affiliate company		(51,240)	0
Long-term payable to affiliate companies		(6,399)	0
Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		135,992	163,412
Restricted cash		5,386	13,480
Loan receivable from affiliate companies	[1]	23,008	16,474
Long-term receivable from affiliate companies		11,105
Capital lease obligations, including current portion	[2]	(17,617)	(20,649)
Senior and ship mortgage notes		(974,170)	(735,002)
Long-term debt, including current portion	[2]	(308,080)	(233,526)
Loan payable to affiliate company		(51,240)
Long-term payable to affiliate companies		(6,399)
(Level I) | Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		135,992	163,412
Restricted cash		5,386	13,480
Senior and ship mortgage notes		(974,170)	(735,002)
(Level II) | Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Loan receivable from affiliate companies	[1]	23,008	16,474
Long-term receivable from affiliate companies		11,105
Capital lease obligations, including current portion	[2]	(17,617)	(20,649)
Long-term debt, including current portion	[2]	(308,080)	$ (233,526)
Loan payable to affiliate company		(51,240)
Long-term payable to affiliate companies		$ (6,399)

[1]	The fair value of the Company's loan receivable from/ payable to affiliate companies and long-term receivable from/payable to affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty's creditworthiness.
[2]	The fair value of the Company's long-term debt/ Capital lease obligations is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company's creditworthiness.